Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Property and equipment, gross	$ 188,856		$ 188,856		$ 180,066	$ 473,202
Less accumulated depreciation	(149,031)		(149,031)		(123,630)	(172,538)
Property and equipment, net	39,825		39,825		56,436	300,664
Depreciation	8,000	$ 10,000	27,000	$ 62,000	72,000	136,000
Computer equipment
Property and Equipment, Net
Property and equipment, gross	$ 154,181		$ 154,181		$ 152,014	148,832
Computer equipment | Minimum
Property and Equipment, Net
Useful Lives	3 years		3 years		3 years
Computer equipment | Maximum
Property and Equipment, Net
Useful Lives	4 years		4 years		4 years
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	$ 34,675		$ 34,675		$ 28,052	27,220
Useful Lives	10 years		10 years		10 years
Mobile hardware
Property and Equipment, Net
Property and equipment, gross					$ 0	$ 297,150
Useful Lives					2 years 6 months